PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Apr. 22, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2023 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain from disposal of subsidiary		$ 818	¥ 5,863
Net loss		16,609	119,000	192,550
Net cash used in operating activities		21,775	¥ 156,000	¥ 126,065
Accumulated deficit		2,751,395			¥ 19,700,000			¥ 19,583,017
Current liabilities exceeded current assets					202,200
Cash		$ 9,530			68,300			25,112
Investments						¥ 127,700	¥ 26,000		¥ 147,100
Equity Investment Agreements One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments								50,000
Equity Investment Agreements Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments								¥ 33,300
Investments [Member] | North City Industrial Investment Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity investment percentage						8.40%			12.02%
Inventory Pledged Financing Facility Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowings					152,800
Line of credit remaining borrwings					¥ 276,100
Youfang (Beijing) Information Technology Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain from disposal of subsidiary	¥ 5,863